Annual Total Returns[BarChart] - Direxion Daily Technology Bull 3X Shares - Direxion Daily Technology Bull 3X Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(17.97%)	33.21%	88.03%	52.13%	4.77%	36.89%	124.98%	(24.04%)	186.54%	69.12%